Subsequent Events - Additional Information (Detail)	Apr. 14, 2016	Oct. 07, 2016
Subsequent Event [Line Items]
Reverse stock split ratio	0.1
Subsequent Events [Member] | MirImmune, Inc. [Member]
Subsequent Event [Line Items]
Percentage of outstanding common stock		19.99%